Commitments and Contingencies (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 18, 2014
Long-term Purchase Commitment [Line Items]
Rent expense under operating leases									$ 1,000,000	$ 1,400,000	$ 900,000
Unoccupied lease charges	0	0	0	0	0	88,000	148,000	0	0	236,000	0
CREF Aspen Lake Building II, LLC [Member] | Lease Agreements [Member]
Long-term Purchase Commitment [Line Items]
Rentable square feet												70,000
Initial term of lease contract												124 months
Renewal term of lease contract												5 years
Initial monthly rent												98,000
Final monthly rent												$ 160,000
Period over which final monthly rent applies												4 months
CREF Aspen Lake Building II, LLC [Member] | Lease Agreement, First Phase [Member]
Long-term Purchase Commitment [Line Items]
Rentable square feet												55,000